Right-of-Use Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets	The details of the right-of-use assets recognized as at June 30, 2023 are as follows:
	Land lease	Office lease	Total
Balance, December 31, 2021	$1,908,877	$—	$1,908,877
Additions	—	432,335	432,335
Amortization	—	(88,764)	(88,764)
Amortization – Bophelo	(55,041)	—	(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(1,745,205)	—	(1,745,205)
Movement in exchange rates	(108,631)	(19,501)	(128,132)
Balance, December 31, 2022	—	324,070	324,070
Amortization	—	(102,840)	(102,840)
Movement in exchange rates	—	5,412	5,412
Balance, June 30, 2023	$—	$226,642	$226,642
The details of the right-of-use assets recognized as at December 31, 2022 are as follows:
	Land lease	Office lease	Total
Balance, December 31, 2020	$2,199,779	$—	$2,199,779
Additions	—	—	—
Amortization	(115,183)	—	(115,183)
Movement in exchange rates	(175,719)	—	(175,719)
Balance, December 31, 2021	1,908,877	—	1,908,877
Additions	—	432,335	432,335
Amortization	—	(88,764)	(88,764)
Amortization – Bophelo	(55,041)	—	(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(1,745,205)	—	(1,745,205)
Movement in exchange rates	(108,631)	(19,501)	(128,132)
Balance, December 31, 2022	$—	$324,070	$324,070

Land lease
Balance, December 31, 2019	$2,409,934
Additions	—
Amortization	(56,292)
Movement in exchange rates	(153,863)
Balance, December 31, 2020	$2,199,779
Additions	—
Amortization	(115,183)
Movement in exchange rates	(175,719)
Balance, December 31, 2021	$1,908,877